Note 8 Fair value and carrying amount of the financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets-liabilities [Line Items]
Cash and cash equivalents	€ 79,756	€ 67,799	€ 65,520
Current financial assets at fair value through profit or loss, classified as held for trading	110,671	123,493	105,878
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,888	6,086	5,198
Financial assets at fair value through profit or loss	913	1,092	1,117
Financial assets at fair value through other comprehensive income	58,980	60,421	69,440
Financial assets at amortised cost	422,061	372,676	367,668
Derivative financial assets held for hedging	1,891	1,805	1,991
Current financial liabilities at fair value through profit or loss, classified as held for trading	95,611	91,135	84,109
Financial liabilities at fair value through profit or loss	10,580	9,683	10,050
Financial liabilities at amortised cost	528,629	487,893	490,606
Derivative financial liabilities held for hedging	3,303	2,626	2,318
At fair value [member]
Assets-liabilities [Line Items]
Cash and cash equivalents	79,756	67,799	65,520
Current financial assets at fair value through profit or loss, classified as held for trading	110,671	123,493	105,878
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,888	6,086	5,198
Financial assets at fair value through profit or loss	913	1,092	1,117
Financial assets at fair value through other comprehensive income	58,980	60,421	69,440
Financial assets at amortised cost	419,060	377,451	374,267
Derivative financial assets held for hedging	1,891	1,805	1,991
Current financial liabilities at fair value through profit or loss, classified as held for trading	95,611	91,135	84,109
Financial liabilities at fair value through profit or loss	10,580	9,683	10,050
Financial liabilities at amortised cost	525,052	488,733	491,006
Derivative financial liabilities held for hedging	€ 3,303	€ 2,626	€ 2,318